Stockholder Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholder Payable
Note 5. Stockholder Payable

5. Stockholder Payable

The Company has primarily relied on the financial and human resources, relationships, funding and expertise of its founding stockholders, who are husband and wife, since inception. As a result, the Company advances and receives funds as the Company’s cash needs dictate and during the six months ended June 30, 2021 and 2020, amounts funded and/or loaned to the Company by its Chairperson, President and majority stockholder were $795,000 and $589,000, respectively, and amounts returned during the same periods were $4,000and $69,000, respectively. As of June 30, 2021 and December 31, 2020, the stockholder payable balance outstanding was $6,365,000 and $5,575,000, respectively. The stockholder payable does not bear interest, is not collateralized and has no formal repayment terms.

5. Stockholder Payable

The Company has primarily relied on the financial and human resources, relationships, funding and expertise of its founding stockholders, who are husband and wife, since inception. As a result, the Company advances and receives funds as the Company’s cash needs dictated and during the years ended December 31, 2020 and 2019, amounts funded and/or loaned to the Company by its Chairperson, President and majority stockholder were $1,123,000 and $1,243,000, respectively, and amounts returned during the same periods were $18,000 and $144,000, respectively. As of December 31, 2020 and 2019, the stockholder payable balance outstanding was $5,575,000 and $4,470,000, respectively. The stockholder payable does not bear interest, is not collateralized and has no formal repayment terms.